INCOME TAXES (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Statutory federal and provincial tax rate	27.00%	27.00%
Expected tax recovery at statutory rate	$ (11,301)	$ (7,490)
Foreign income taxed at higher rates	(68)	25
Permanent differences and other	339	243
Research and development tax credits	(1,569)
Valuation allowances	12,743	7,308
Income tax expense	$ 144	$ 86